Accruals and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accruals and Other Current Liabilities
Payables for purchase of property, plant and equipment	¥ 3,756,574		¥ 2,194,389
Payables for research and development expenses	1,711,162		1,091,142
Tax payable	1,645,982		2,426,297
Accrued warranty, current	1,602,897		518,441
Salaries and benefits payable	1,227,541		1,739,141
Payables for marketing and promotional expenses	847,408		652,140
Payables for logistics expenses	598,777		639,890
Accrued costs of purchase commitments relating to inventory and technical authorization fee	258,166		1,130,994
Deposits from vendors	151,552		114,790
Advances from customers	3,935		8,485
Other payables	1,608,266		1,881,613
Total	¥ 13,412,260	$ 1,917,924	¥ 12,397,322